Convertible Redeemable Preferred Shares - Issuances (Details) - ¥ / shares	1 Months Ended										4 Months Ended
	Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2016	Nov. 30, 2016	May 31, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2012	Nov. 30, 2011	Jan. 31, 2018
Series A-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)										¥ 0.01
New issuance (in shares)	65,307,000									62,273,127
Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)									¥ 0.06
New issuance (in shares)	101,261,000								81,008,717
Series B-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)								¥ 1.24
New issuance (in shares)	250,302,000							200,241,529
Series B-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)						¥ 3.21
New issuance (in shares)	14,593,000					11,674,379
Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)					¥ 3.12			¥ 1.24
New issuance (in shares)	56,105,000	17,215,818	10,027,455		7,220,212			12,141,515
Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)				¥ 3.21			¥ 3.21
New issuance (in shares)	20,982,000	11,643,239		2,334,688			7,004,073
Series C-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance price per share (in US dollar per share)											¥ 1.53
New issuance (in shares)	164,876,000										164,876,000